Subsequent Events	3 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent to March 31, 2017, the Company entered into lease agreements with aggregate commitments of $28.9 million.

Subsequent to March 31, 2017, the Company ordered an aggregate of $75.8 million in property and equipment.

On April 21, 2017, the Company acquired an energy service provider and related equipment from an unrelated third party seller for $4.0 million.

On May 10, 2017, the Company acquired energy service equipment and related real property from an unrelated third party seller for $3.8 million.

On May 26, 2017, the Company completed the Chieftain Acquisition for $36.3 million. The Company funded the purchase price for the Chieftain Acquisition with cash on hand and borrowings under its revolving credit facility.

On June 5, 2017, the Company completed the acquisition of (1) SR Energy, a Delaware limited liability company and (2) Cementing, a Delaware limited liability company (together with SR Energy, the “2017 Stingray Acquisition”) in exchange for the issuance by Mammoth of an aggregate of 1,392,548 shares of its common stock.

On July 7, 2017, the Company acquired an energy service company from an unrelated third party seller for $2.3 million in cash consideration and the assumption of $1.8 million in debt.

Effective as of July 12, 2017, the Company entered into a Second Amendment to Revolving Credit and Security Agreement, among the Company and certain of its subsidiaries, as borrowers, certain financial institutions party thereto, as lenders, and PNC Bank, National Association, as agent for the lenders (the “Amendment”). The Amendment provided the borrowers with greater flexibility for permitted acquisitions and permitted indebtedness, increased the maximum amount credited to the borrowing base for sand inventory and for in-transit inventory and increased certain cross-default thresholds from $5 million to $15 million. As of October 23, 2017, there was $110.0 million of borrowings and $3.5 million of letters of credit outstanding under this facility, with $59.2 million available for future borrowings.

On August 24, 2017, the Company settled the case titled Earl Richardson and Keary Johnson v. Redback Energy Services LLC. This resolution did not have a material impact on the Company’s financial position, results of operations or cash flows.

On October 19, 2017, Cobra entered into a contract to aid in the restoration of utility infrastructure on the island of Puerto Rico. The contract provides for payments of up to $200.0 million, including an initial payment of $15.0 million at the time of signing. As of October 25, 2017, the Company had entered into $23.8 million of commitments related to this contract and made prepayments and deposits of $5.0 million with respect to these commitments.